INTANGIBLE ASSETS (Details) - Schedule of Finite-Lived Intangible Assets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 871,363	$ 715,179	$ 0
Less accumulated amortization	(57,417)	(32,750)	0
Intangible assets, net	813,946	682,429	0
Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	314,000	314,000	0
Patented Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	403,363	332,179	0
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	131,000	46,000	0
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 23,000	$ 23,000	$ 0